UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:	100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Daniel J. Teed
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Daniel J. Teed, Erie, PA, April 28, 2011


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	83

Form 13F Information Table Value Total:	$60,528

List of Other Included Managers:    NONE






WEDGEWOOD INVESTORS, INC
FORM 13F
MARCH 31,2011


                           Title                     Value   Shares/	Sh/   	Put/    Invstmt Other   Voting Authority
                           of ClassCUSIP     	     ($1000) PrnAmt 	Prn   	Call    Dscretn Managers
Name of Issuer                    	                                                             	Sole    Shared  None
3M Company                 COM     88579Y101          224    2391	SH              Sole            1491            900
A M B Property Corp        COM     00163T109          227    6300	SH              Sole            5100            1200
Abbott Labs                COM     002824100          309    6300	SH              Sole            6000            300
Altria Group Inc           COM     02209S103          786   30184	SH              Sole            25884           4300
Artio In'tl Equity Fd      MF      04315j407          283    9400	SH              Sole            9400
Berkshirss B               COM     084670702           406    4850	SH              Sole            4350            500
Big Lots Inc               COM     089302103          1487   34250	SH              Sole            31150           3100
Boeing Co                  COM     097023105           211    2850	SH              Sole            2650            200
BP-Amoco                   COM     055622104           802   18164	SH              Sole            14464           3700
Buffalo Fund               MF      119530103         1796  110320	SH              Sole            110012          308
Calvert Shrt Dur Inc Fd    MF      13161t104          248   15055	SH              Sole            15055
CGM Focus Fd               MF      125325506         1602   47570	SH              Sole            47570
CGM Realty Fund            MF      125325407          440   15612	SH              Sole            15612
Chevron Corporation        COM     166764100          383    3562	SH              Sole            3058            504
Church & Dwight Co Inc     COM     171340102          258    3250	SH              Sole            3250
Citigroup Inc              COM     172967101          428   96816	SH              Sole            91316           5500
ConocoPhillips             COM     20825c104          223    2789	SH              Sole            2399            390
Dodge & Cox Stk Fd         MF      256219106         1600   14060	SH              Sole            14060
Erie Indemnity Co          COM     29530P102         4032   56695	SH              Sole            56695
Exxon Mobil Corp           COM     30231G102         1411   16774	SH              Sole            10224           6550
Fairholme Funds            MF      304871106          289    8318	SH              Sole            8044            274
Fedex Corp                 COM     31428X106         1054   11270	SH              Sole            10270           1000
Fidelity Adv Emrg Mkts Inc-MF      315920702          371   28375	SH              Sole            27588           787
Fidelityd                  MF      315910281          272    8752	SH              Sole                            8752
FidelityFd K               MF      31641Q102          229    9983	SH              Sole                            9983
Fidelityex Fd              MF      315911503          220    5343	SH              Sole                            5343
Fidelityndex               MF      315911206          232    4929	SH              Sole                            4929
General Electric Co        COM     369604103          226   11271	SH              Sole             7071           4200
General Mills              COM     370334104          584   15975	SH              Sole             15175          800
Genesee & Wyoming Inc.     COM     371559105          279    4800	SH              Sole             4500           300
Goldman Sachs MC Value Fd  MF      38141W398          274    7157	SH              Sole                            7157
H J Heinz Co               COM     423074103          313    6418	SH              Sole             5418           1000
Heartland Value Plus Fd    MF      422352500          355   11129	SH              Sole             10462          667
Hussman Strategic TTL Ret FMF      448108209          358   29447	SH              Sole             29447
iShares Bd Fd              COM     464287457          618    7380	SH              Sole             7380
iShares F                  COM     464287226          275    2615	SH              Sole             2615
iShares IBoxx Inv Gr Corp BCOM     464287242          311    2870	SH              Sole             2870
iShares TF                 COM     464287630          284    3761	SH              Sole             3559           202
iShares F                  COM     464287481          841   13801	SH              Sole             12801          1000
iShares Russell MC Value ETCOM     464287473          937   19446	SH              Sole             18724          722
iShares S&P 500 ETF        COM     464287200         1360   10228	SH              Sole             8831		1397
Johnson & Johnson          COM     478160104         1217   20533	SH              Sole             17033          3500
Kraft Foods Inc Cl A       COM     50075N104          346   11026	SH              Sole             10280          746
L-3 Communications HoldingsCOM     502424104          636    8125	SH              Sole             7225           900
Lord Abbett Shrt Dur Inc FdMF      543916100          142   30876	SH              Sole             30876
Lord Abbd                  MF      543916688         1628  354775	SH              Sole             354775
Lorillard Inc.             COM     544147101          456    4800	SH              Sole             4100            700
McDonald's Corp.           COM     580135101          627    8239	SH              Sole             7550            689
Meridian Growth Fund       MF      589619105          223    4717	SH              Sole             4717
Natixis Loomis Inv Gr-Y    MF      543487136          324   26365	SH              Sole             26365
Nestle S.A. ADR            COM     641069406          419    7280	SH              Sole             6030            1250
Neuberger Berman Genesis FdMF      641233200          420    8356	SH              Sole                             8356
Norfolk Southern Corp.     COM     655844108          332    4800	SH              Sole             4500            300
Oneok Inc.                 COM     682680103          356    5325	SH              Sole             4625            700
Overseasnc                 COM     690368105          259    8050	SH              Sole             7350            700
Pepsico Inc                COM     713448108          235    3655	SH              Sole             2655            1000
Perkins MC Value Fd        MF      471023598         2815  117606	SH              Sole             116567          1039
Pfizer Inc                 COM     717081103          363   17895	SH              Sole             15195           2700
Philip Morris Int'l        COM     718172109         1467   22359	SH              Sole             19559           2800
Pimco Total Return Inst'l FMF      693390700         2683  246632	SH              Sole             246632
Procter & Gamble Co        COM     742718109          560    9095	SH              Sole             9095
ProShareInd Fd             COM     74347R883          214   10250	SH              Sole             10100           150
Rainier Small/Mid Growth FdMF      750869208          267    7478	SH              Sole             7478
Raytheon Co                COM     755111507          374    7350	SH              Sole             6850            500
Republic Services Inc.     COM     760759100          391   13000	SH              Sole             11600           1400
Royce Premier SC Fd        MF      780905600          241   10775	SH              Sole             10775
Royce Value Fund           MF      780905733         1200   86195	SH              Sole             85191           1004
Schlumberger Ltd.          COM     806857108          214    2300	SH              Sole             2300
Scout Int'l Fd             MF      81063U503         3484  104407	SH              Sole             103615          792
Scout SC Fd                MF      81063U305         1165   68049	SH              Sole             66758           1291
Sequoia Fund               MF      817418106         2459   17223	SH              Sole             17128           95
Southern Co                COM     842587107          253    6650	SH              Sole             5050            1600
Stericycle                 COM     858912108          323    3640	SH              Sole             2840            800
T Rowe MC Growth           MF      779556109          306    4810	SH              Sole             4810
The Parnassus Fund         MF      701765109         2389   56208	SH              Sole             55426           782
Thompson Plumb Bond Fund   MF      884891201          510   44434	SH              Sole             44434
Thornburg LTD TERM Income  MF      885215681          283   21540	SH              Sole             21540
Union Pacific Corp.        COM     907818108          629    6400	SH              Sole             900             5500
Vanguard Index 500         MF      922908108         1903   15580	SH              Sole             15187           393
Vanguard Intm Term Corp InvMF      922031885          328   33387	SH              Sole             33387
Vanguard Morgan Growth     MF      921928107          278   14566	SH              Sole             4724            9842
Vanguard Natural Resources COM     92205f106          316    9950	SH              Sole             9150            800
Vanguard TTL Stock Mkt ETF MF      922908769          409    5958	SH              Sole             4854            1104
Wal-Mart Stores Inc.       COM     931142103          246    4717	SH              Sole             4517            200


Report Summary             83 Data Records          60528        0 Other Managers on whose behalf report is run.